Contract Liabilities - Additional information (Detail) - HKD ($) $ in Thousands	Apr. 30, 2022	Apr. 30, 2021	May 01, 2020
Contract liabilities [abstract]
Contract Liabilities	$ 46,840	$ 70,313	$ 60,998